UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

Deutsche International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2015 (Unaudited)

Deutsche World Dividend Fund
	Shares	Value ($)
Common Stocks 95.3%
Bermuda 3.9%
Catlin Group Ltd.	430,000	4,512,885
PartnerRe Ltd. (a)	77,650	8,883,160

(Cost $8,578,562)		13,396,045
Canada 1.3%
Canadian Oil Sands Ltd. (Cost $13,572,692)	714,352	4,413,050
Finland 1.2%
Sampo Oyj "A" (Cost $2,095,044)	84,051	4,067,523
France 4.7%
Air Liquide SA	36,869	4,658,991
Sanofi	127,112	11,710,093

(Cost $12,953,259)		16,369,084
Germany 1.5%
Wincor Nixdorf AG (b) (Cost $5,442,628)	112,737	5,169,861
Hong Kong 4.8%
Jardine Matheson Holdings Ltd. (Cost $14,472,887)	261,285	16,673,132
Japan 1.2%
NTT DoCoMo, Inc. (Cost $3,944,457)	243,429	4,119,004
Netherlands 4.0%
Koninklijke Philips NV	238,134	6,579,954
Wolters Kluwer NV	246,235	7,369,371

(Cost $10,195,769)		13,949,325
Poland 1.0%
Powszechny Zaklad Ubezpieczen SA (Cost $2,418,999)	26,641	3,627,785
Switzerland 2.7%
Nestle SA (Registered)	69,274	5,306,175
Transocean Ltd. (a) (b)	241,201	3,931,576

(Cost $11,818,632)		9,237,751
United Kingdom 27.2%
BAE Systems PLC	596,174	4,546,746
British American Tobacco PLC	464,913	26,174,657
CNH Industrial NV (a)	880,166	6,733,270
GlaxoSmithKline PLC	541,941	11,928,417
Imperial Tobacco Group PLC	228,672	10,742,437
Pearson PLC	189,447	3,848,388
Smiths Group PLC	172,226	2,915,085
Tesco PLC	3,034,995	10,244,773
Unilever NV (CVA)	383,633	16,673,391

(Cost $90,525,598)		93,807,164
United States 41.8%
C.H. Robinson Worldwide, Inc.	53,122	3,783,349
Cisco Systems, Inc.	420,390	11,083,582
Coach, Inc.	385,272	14,328,266
Diebold, Inc. (b)	105,076	3,278,371
HCP, Inc. (REIT)	363,590	17,194,171
Leucadia National Corp.	382,724	8,676,353
Mattel, Inc.	399,039	10,734,149
PepsiCo, Inc.	152,553	14,306,420
Procter & Gamble Co.	173,490	14,623,472
QUALCOMM, Inc.	226,186	14,127,578
Southern Co.	277,543	14,076,981
Verizon Communications, Inc. (c) (d)	14,940	683,965
Verizon Communications, Inc. (c)	382,634	17,490,200

(Cost $136,045,662)		144,386,857

Total Common Stocks (Cost $312,064,189)		329,216,581
Securities Lending Collateral 1.4%
Daily Assets Fund Institutional, 0.10% (e) (f) (Cost $4,782,529)	4,782,529	4,782,529
Cash Equivalents 5.5%
Central Cash Management Fund, 0.06% (e) (Cost $19,130,242)	19,130,242	19,130,242

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $335,976,960) †	102.2	353,129,352
Other Assets and Liabilities, Net	(2.2)	(7,644,187)

Net Assets	100.0	345,485,165

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $336,075,386.  At January 31, 2015, net unrealized appreciation for all securities based on tax cost was $17,053,966.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $48,191,786 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $31,137,820.

(a)	Listed on the New York Stock Exchange.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2015 amounted to $4,740,194, which is 1.4% of net assets.

(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Listed on the London Stock Exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen (Certificate of Stock)
REIT: Real Estate Investment Trust

At January 31, 2015 the Deutsche World Dividend Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Consumer Staples	98,071,325	29.8%
Financials	46,961,877	14.3%
Industrials	41,231,536	12.5%
Consumer Discretionary	36,280,174	11.0%
Information Technology	33,659,392	10.2%
Health Care	23,638,510	7.2%
Telecommunication Services	22,293,169	6.8%
Utilities	14,076,981	4.3%
Energy	8,344,626	2.5%
Materials	4,658,991	1.4%
Total	329,216,581	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$8,883,160	$4,512,885	$—	$13,396,045
Canada	4,413,050	—	—	4,413,050
Finland	—	4,067,523	—	4,067,523
France	—	16,369,084	—	16,369,084
Germany	—	5,169,861	—	5,169,861
Hong Kong	—	16,673,132	—	16,673,132
Japan	—	4,119,004	—	4,119,004
Netherlands	—	13,949,325	—	13,949,325
Poland	—	3,627,785	—	3,627,785
Switzerland	3,931,576	5,306,175	—	9,237,751
United Kingdom	6,733,270	87,073,894	—	93,807,164
United States	143,702,892	683,965	—	144,386,857
Short-Term Investments (g)	23,912,771	—	—	23,912,771

Total	$191,576,719	$161,552,633	$—	$353,129,352

There have been no transfers between fair value measurement levels during the period ended January 31, 2015.
(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche World Dividend Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015